Statement - Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Stock	Preferred Stock	Additional Paid-In Capital	Accumulated Other Comprehensive (Loss)/Income	Accumulated Deficit	Total
Balance at Dec. 31, 2014	$ 197	$ 0	$ 88,706,472	$ 0	$ (96,772,293)	$ (8,065,624)
Balance (in shares) at Dec. 31, 2014	19,729	0
Stock option exercises	$ 5		2,298			$ 2,303
Stock option exercises (in shares)	458					458
Beneficial conversion feature			1,427,667			$ 1,427,667
Reclassification of warrant liability to equity			719,675			719,675
Conversion of preferred stock into common shares	$ 2,950		7,801,222			7,804,172
Conversion of preferred stock into common shares (in shares)	294,994
Demand notes tendered for IPO Units	$ 140		2,099,860			2,100,000
Demand notes tendered for IPO Units (in shares)	14,000
Issuance of units, net of offering costs	$ 1,000		12,128,133
Issuance of units, net of offering costs (in shares)	100,000
Additional IPO issuance costs			(58,566)			(58,566)
Common shares issued in business combination	$ 273		2,583,817			2,584,090
Common shares issued in business combination (in shares)	27,272
Common shares issued in financing	$ 455		4,999,547			5,000,002
Common shares issued in financing (in shares)	45,454
Stock compensation expense			1,445,088			1,445,088
Accretion of Series A preferred stock			(243,762)			(243,762)
Foreign currency translation				(1,059)		(1,059)
Net loss					(17,352,073)	(17,352,073)
Balance at Dec. 31, 2015	$ 5,019	$ 0	121,611,452	(1,059)	(114,124,366)	7,491,046
Balance (in shares) at Dec. 31, 2015	501,907	0
Stock option exercises	$ 27		23,744			$ 23,771
Stock option exercises (in shares)	2,660					2,660
Private offering of common stock, preferred stock and warrants, net of issuance costs	$ 2,698	$ 23,094	9,434,957			$ 9,460,749
Private offering of common stock, preferred stock and warrants, net of issuance costs (in shares)	269,765	2,309,428
Conversion of preferred stock into common shares	$ 924	$ (23,094)	22,170			0
Conversion of preferred stock into common shares (in shares)	92,377	(2,309,428)
Issuance of units, net of offering costs	$ 1,448		4,404,525			4,405,973
Issuance of units, net of offering costs (in shares)	144,794
Common shares issued in business combination						0
Issuance of RSUs	$ 7		(8)			(1)
Issuance of RSUs (in shares)	666
Stock compensation expense			945,461			945,461
Foreign currency translation				7,235		7,235
Net loss					(19,166,753)	(19,166,753)
Balance at Dec. 31, 2016	$ 10,122	$ 0	$ 136,442,302	$ 6,176	$ (133,291,119)	3,167,481
Balance (in shares) at Dec. 31, 2016	1,012,170	0
Net loss						(12,454,647)
Balance at Sep. 30, 2017						$ 3,760,427